Supplemental Oil and Gas Information - Discounted Future Net Cash Flows (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	[1]	Dec. 31, 2014	[1]	Dec. 31, 2013		Dec. 31, 2012
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows	$ 819,860		$ 1,810,155		$ 1,358,861	[1]	$ 1,138,271
Noncontrolling Interest [Member] | NGPCIF [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows					$ 63,422

[1]	Includes $63,422 attributable to both noncontrolling interests and NGPCIF for the year ended December 31, 2013.